Business Combinations - Summary of Estimated Fair Value of Assets and Liabilities Acquired (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Aug. 29, 2014	Dec. 31, 2014	Dec. 15, 2014
Business Acquisition [Line Items]
Cash and cash equivalents			$ 37,072,000
Assets:
Cash and cash equivalents			37,072,000
Factored receivables			149,926,000
Premises and equipment, net			8,940,000
Goodwill		28,834,000	5,719,000
Total Assets			233,227,000
Investment securities			25,410,000
Liabilities:
Total Liabilities			205,637,000
Loans			149,926,000
Net loans			149,926,000
Premises and equipment, net			8,940,000
Core deposit intangible			1,776,000
Bank owned life insurance			2,151,000
Other real estate and repossessions			558,000
Other assets			7,394,000
Total Assets			233,227,000
Non-interest bearing			50,007,000
Interest-bearing			150,539,000
Total Deposits			200,546,000
FHLB advances			4,874,000
Other liabilities			217,000
Total Liabilities			205,637,000
Net identifiable assets acquired over liabilities assumed			27,590,000
Goodwill		28,834,000	5,719,000
Net assets acquired over liabilities assumed			33,309,000
Fair Value Adjustments [Member]
Assets:
Factored receivables			(2,246,000)
Premises and equipment, net			648,000
Goodwill			5,719,000
Total Assets			(923,000)
Investment securities			(966,000)
Liabilities:
Total Liabilities			9,000
Loans			(4,408,000)
Allowance for loan losses			(2,162,000)
Net loans			(2,246,000)
Premises and equipment, net			648,000
Core deposit intangible			1,776,000
Other real estate and repossessions			(260,000)
Other assets			125,000
Total Assets			(923,000)
FHLB advances			9,000
Total Liabilities			9,000
Net identifiable assets acquired over liabilities assumed			(932,000)
Goodwill			5,719,000
Net assets acquired over liabilities assumed			4,787,000
CBI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	2,233,000
Assets:
Cash and cash equivalents	2,233,000
Factored receivables	81,559,000
Premises and equipment, net	444,000
Other assets	157,000
Goodwill	23,115,000	23,115,000
Total Assets	107,508,000
Liabilities:
Other liabilities	6,592,000
Note payable	77,801,000
Total Liabilities	84,393,000
Non controlling interest	6,934,000
Purchase price	16,181,000	16,181,000
Net loans	81,559,000
Premises and equipment, net	444,000
Total Assets	107,508,000
Total Liabilities	84,393,000
Goodwill	23,115,000	23,115,000
United Group Banking Company of Florida [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			37,072,000
Assets:
Cash and cash equivalents			37,072,000
Factored receivables			152,172,000
Premises and equipment, net			8,292,000
Goodwill		5,719,000	5,719,000
Total Assets			234,150,000
Investment securities			26,376,000
Liabilities:
Total Liabilities			205,628,000
Loans			154,334,000
Allowance for loan losses			2,162,000
Purchase price			2,950,000
Net loans			152,172,000
Premises and equipment, net			8,292,000
Bank owned life insurance			2,151,000
Other real estate and repossessions			818,000
Other assets			7,269,000
Total Assets			234,150,000
Non-interest bearing			50,007,000
Interest-bearing			150,539,000
Total Deposits			200,546,000
FHLB advances			4,865,000
Other liabilities			217,000
Total Liabilities			205,628,000
Net identifiable assets acquired over liabilities assumed			28,522,000
Goodwill		5,719,000	5,719,000
Net assets acquired over liabilities assumed			28,522,000
Shares of common stock issued			1,617,027
Estimated value per share of the Company's stock			$ 18.72
Fair value of Company stock issued			30,271,000
Cash exchanged for shares and cash in lieu			2,954,000
Value of assumed stock options			84,000
Fair value of total consideration transferred			$ 33,309,000